Income Tax - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Line Items]
Unrecognized tax benefits	$ 0	$ 0
Unrecognized tax benefits income tax penalties and interest recognized	0	0
Unrecognized tax benefits income tax penalties and interest accrued	0	0
Federal
Income Taxes [Line Items]
Net operating loss carry forwards	37,800,000	28,300,000
Net tax operating losses, expiration	Expire in varying amounts during the tax years 2023 through 2033.
Federal | Minimum
Income Taxes [Line Items]
Tax years open to examination	2010
Federal | Maximum
Income Taxes [Line Items]
Tax years open to examination	2013
State
Income Taxes [Line Items]
Net operating loss carry forwards	$ 26,300,000	$ 18,600,000
Net tax operating losses, expiration	Expire in varying years from 2023 to 2033.